FINANCIAL RISK MANAGEMENT AND FAIR VALUES - CURRENCY RISK (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/decrease rate of RMB against foreign currencies	5.00%	5.00%	5.00%
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross exposure arising from loans			$ 668	$ 103
Increase(decrease) of net income due to rate of RMB against foreign currencies		$ 27	$ 172
SGD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross exposure arising from loans	$ 4
Increase(decrease) of net income due to rate of RMB against foreign currencies	$ 1